Shareholders' Equity - Additional Information (Detail) - $ / shares	1 Months Ended
	Mar. 31, 2026	Mar. 23, 2026
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, par or stated value per share	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares authorized	200,000,000
Common stock, par or stated value per share	$ 0.0001
Common stock, voting rights	Holders of ordinary shares are entitled to one vote for each share
Common stock, shares, issued	4,033,333
Common stock, shares, outstanding	4,033,333
Founder shares subject to forfeiture upon over allotment	500,000	500,000
Founder and EBC shares percentage of units sold	33.00%
Class of warrant or right, outstanding	0
Class of warrant or right, exercise price of warrants or rights	$ 11.5
Warrant exercisable beginning period in days after business combination	30 days
Warrant term	5 years
Registration statement effectiveness period	60 days
Fair value measurement averaging period in trading days	5 days
Warrant redemption price per warrant	$ 0.01
Warrant redemption notice period	30 days
Warrant redemption measurement end off set in business days	3 days
Minimum [Member]
Class of Stock [Line Items]
Warrant redemption trigger measurement period in trading days	20 days
Maximum [Member]
Class of Stock [Line Items]
Warrant redemption trigger measurement period in trading days	30 days
Common Class A [Member]
Class of Stock [Line Items]
Warrant redemption trigger share price	$ 18